CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	Class A ordinary shares Ordinary Shares USD ($) shares	Class A ordinary shares Ordinary Shares CNY (¥) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary Shares USD ($) shares	Class B ordinary shares Ordinary Shares CNY (¥) shares	Class B ordinary shares shares	Ordinary Shares Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Accumulated Deficits Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated Deficits Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated Deficits USD ($)	Accumulated Deficits CNY (¥)	Accumulated Other Comprehensive (Loss) Income Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Accumulated Other Comprehensive (Loss) Income USD ($)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) USD ($)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) CNY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY (¥)	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance, beginning of period at Dec. 31, 2017								¥ 564			¥ 143,057				¥ (132,290)				¥ (1,773)			¥ 9,558		¥ (61)			¥ 9,497
Balance, beginning of period (in shares) at Dec. 31, 2017 | shares								8,524,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss															(42,063)							(42,063)		(233)			(42,296)
Issuance of ordinary shares								¥ 6			2,555											2,561					2,561
Issuance of ordinary shares (in shares) | shares								93,700
Foreign currency translation adjustment																			797			797					797
Acquisition of non-controlling interest											(454)											(454)		294			(160)
Repurchase and cancellation of shares								¥ (1)			(727)											(728)					(728)
Repurchase and cancellation of shares (in shares) | shares								(20,800)
Share-based compensation											7,936											7,936					7,936
Balance, end of period (ASU 2016-01) at Dec. 31, 2018												¥ (1,063)				¥ 1,063
Balance, end of period at Dec. 31, 2018							¥ 569	¥ 569	¥ 152,367		152,367		¥ (175,416)		(174,353)		¥ 87		(976)	¥ (22,393)		(22,393)			¥ (22,393)		(22,393)
Balance end of period (in shares) at Dec. 31, 2018 | shares							8,596,900	8,596,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-designation of authorized ordinary shares		¥ 378			¥ 191			¥ (569)
Re-designation of authorized ordinary shares (in shares) | shares	5,733,800	5,733,800		2,863,100	2,863,100			(8,596,900)
Net loss															(101,060)							(101,060)		(561)			(101,621)
Issuance of ordinary shares		¥ (93)									(72,509)											(72,602)					(72,602)
Issuance of ordinary shares (in shares) | shares	1,347,200	1,347,200
Fair value change relating to Company's own credit risk on convertible loan																			(955)			(955)					(955)
Foreign currency translation adjustment																			2,978			2,978					2,978
Capital contribution from noncontrolling interest holders																								610			610
Repurchase and cancellation of shares		¥ (5)									5
Repurchase and cancellation of shares (in shares) | shares	(76,100)	(76,100)
Share-based compensation											32,855											32,855					32,855
Balance, end of period at Dec. 31, 2019		¥ 466			¥ 191						257,736				(276,476)				2,110			(15,973)		49			¥ (15,924)
Balance end of period (in shares) at Dec. 31, 2019 | shares	7,004,900	7,004,900	7,004,900	2,863,100	2,863,100	2,863,100																				7,004,900	7,004,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss															(80,475)							(80,475)		(90)		$ (12,347)	¥ (80,565)
Issuance of ordinary shares		¥ 92									75,368											75,460					75,460
Issuance of ordinary shares (in shares) | shares	1,333,360	1,333,360
Issuance shares for exercise of stock option		¥ 20									763											783					783
Issuance shares for exercise of stock option (in shares) | shares	284,400	284,400
Issuance shares reserved for convertible loan		¥ 35									(35)
Issuance shares reserved for convertible loan ( in shares) | shares	500,000	500,000
Issuance shares for service		¥ 5									2,701											2,706				415	2,706
Issuance shares for service ( in shares) | shares	70,000	70,000	35,000
Fair value change relating to Company's own credit risk on convertible loan																			(108)			(108)				(17)	(108)
Foreign currency translation adjustment																			2,793			2,793				428	2,793
Capital contribution from noncontrolling interest holders																								370			370
Share-based compensation											17,762											17,762					17,762
Balance, end of period at Dec. 31, 2020	$ 95	¥ 618		$ 29	¥ 191					$ 54,298	¥ 354,295			$ (54,705)	¥ (356,951)			$ 735	¥ 4,795		$ 452	¥ 2,948	$ 50	¥ 329		$ 502	¥ 3,277
Balance end of period (in shares) at Dec. 31, 2020 | shares	9,192,660	9,192,660	9,192,660	2,863,100	2,863,100	2,863,100																				7,004,900	7,004,900